Quarterly Report
November 30, 2021
MFS®  Blended Research®
International Equity Fund
BRX-Q1

Portfolio of Investments
11/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Alcoholic Beverages – 1.1%
Ambev S.A.	379,800	$1,084,979
Jiangsu Yanghe Brewery JSC Ltd.	33,300	908,449
Kirin Holdings Co. Ltd.	164,200	2,632,724
		$4,626,152
Apparel Manufacturers – 4.2%
Burberry Group PLC	34,161	$794,117
Compagnie Financiere Richemont S.A.	41,130	6,124,363
Gildan Activewear, Inc.	36,143	1,464,167
LVMH Moet Hennessy Louis Vuitton SE	12,475	9,683,761
		$18,066,408
Automotive – 3.7%
Bridgestone Corp.	92,900	$3,767,598
BYD Co. Ltd.	29,000	1,131,561
Compagnie Generale des Etablissements Michelin SCA	12,517	1,849,011
Hero MotoCorp Ltd.	23,085	749,923
Kia Corp.	21,324	1,404,973
Magna International, Inc.	57,353	4,315,240
Toyota Motor Corp.	142,000	2,522,837
		$15,741,143
Brokerage & Asset Managers – 0.5%
IG Group Holdings PLC	203,669	$2,089,759
Business Services – 3.1%
Eurofins Scientific SE	40,892	$5,224,812
Sumitomo Corp.	66,200	901,536
Tata Consultancy Services Ltd.	118,494	5,564,460
Thomson Reuters Corp.	12,990	1,554,285
		$13,245,093
Computer Software – 2.3%
Dassault Systemes SE	69,774	$4,208,964
Kingsoft Corp.	198,400	853,073
NAVER Corp.	4,748	1,531,168
NetEase.com, Inc., ADR	30,773	3,315,175
		$9,908,380
Computer Software - Systems – 6.9%
Constellation Software, Inc.	3,305	$5,623,739
Descartes Systems Group, Inc. (a)	11,012	885,391
Fujitsu Ltd.	34,000	5,617,217
Hitachi Ltd.	88,900	5,232,856
Hon Hai Precision Industry Co. Ltd.	417,000	1,542,285
Lenovo Group Ltd.	1,546,000	1,569,562
NICE Systems Ltd., ADR (a)	2,882	841,486
Samsung Electronics Co. Ltd.	135,793	8,196,701
		$29,509,237
Construction – 1.6%
Anhui Conch Cement Co. Ltd.	282,500	$1,275,633
Ashtead Group PLC	42,159	3,375,304
Techtronic Industries Co. Ltd.	113,500	2,319,904
		$6,970,841

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 0.6%
AmorePacific Corp.	14,799	$1,968,429
Kao Corp.	15,100	773,902
		$2,742,331
Consumer Services – 0.7%
Carsales.com Ltd.	74,773	$1,318,163
Persol Holdings Co. Ltd.	61,100	1,760,245
		$3,078,408
Containers – 0.7%
Brambles Ltd.	318,085	$2,252,304
Viscofan S.A.	12,463	790,931
		$3,043,235
Electrical Equipment – 2.3%
Legrand S.A.	24,181	$2,643,623
Schneider Electric SE	39,543	6,989,660
		$9,633,283
Electronics – 4.6%
ASML Holding N.V.	1,531	$1,199,689
AU Optronics Corp.	1,343,000	965,074
NXP Semiconductors N.V.	18,574	4,148,689
Silicon Motion Technology Corp., ADR	21,045	1,452,736
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	103,100	12,078,165
		$19,844,353
Energy - Independent – 1.8%
Aker BP ASA	45,092	$1,411,763
Canadian Natural Resources Ltd.	21,400	875,131
China Shenhua Energy Co. Ltd.	1,123,000	2,317,383
Tourmaline Oil Corp.	95,884	3,190,754
		$7,795,031
Energy - Integrated – 2.5%
China Petroleum & Chemical Corp.	6,276,000	$2,744,442
Eni S.p.A.	115,659	1,522,585
LUKOIL PJSC, ADR	46,862	4,132,291
PetroChina Co. Ltd.	2,398,000	1,035,544
Suncor Energy, Inc.	43,370	1,056,538
		$10,491,400
Food & Beverages – 2.0%
Coca-Cola Europacific Partners PLC	40,592	$2,004,027
Gruma S.A.B. de C.V.	103,441	1,253,835
Inghams Group Ltd.	390,661	954,112
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	247,900	1,510,539
JBS S.A.	213,600	1,354,508
Nestle S.A.	11,788	1,515,150
		$8,592,171
Food & Drug Stores – 1.2%
Seven & I Holdings Co. Ltd.	104,000	$4,176,360
Sugi Holdings Co. Ltd.	15,800	993,801
		$5,170,161
Furniture & Appliances – 0.4%
Howden Joinery Group PLC	142,370	$1,634,842

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 1.0%
Aristocrat Leisure Ltd.	35,800	$1,106,320
Tabcorp Holdings Ltd.	875,503	3,070,934
		$4,177,254
General Merchandise – 1.2%
B&M European Value Retail S.A.	344,990	$2,836,225
Bim Birlesik Magazalar A.S.	143,689	728,509
Walmart de Mexico S.A.B. de C.V.	549,244	1,725,921
		$5,290,655
Insurance – 4.8%
China Pacific Insurance Co. Ltd.	1,217,000	$3,527,084
Fairfax Financial Holdings Ltd.	10,354	4,595,249
iA Financial Corp., Inc.	26,158	1,389,960
Manulife Financial Corp. (l)	276,351	4,940,982
PICC Property & Casualty Co. Ltd.	2,086,000	1,784,255
Samsung Fire & Marine Insurance Co. Ltd.	20,133	3,423,576
St. James’s Place PLC	41,409	849,123
		$20,510,229
Internet – 1.6%
Alibaba Group Holding Ltd., ADR (a)	8,196	$1,045,236
Tencent Holdings Ltd.	98,600	5,808,777
		$6,854,013
Leisure & Toys – 2.1%
DeNA Co. Ltd.	139,600	$2,065,581
GungHo Online Entertainment, Inc.	146,300	3,919,503
Nintendo Co. Ltd.	2,900	1,288,002
SEGA SAMMY Holdings, Inc.	91,700	1,500,943
		$8,774,029
Machinery & Tools – 3.0%
Aalberts Industries N.V.	28,146	$1,720,451
Epiroc AB	229,448	5,553,334
GEA Group AG	111,574	5,659,961
		$12,933,746
Major Banks – 9.2%
ABSA Group Ltd.	134,778	$1,127,250
Bank of China Ltd.	2,734,000	947,206
Bank of Ireland Group PLC (a)	323,402	1,750,794
Barclays PLC	1,126,880	2,744,304
BNP Paribas	94,447	5,863,255
China Construction Bank Corp.	5,328,000	3,455,971
DBS Group Holdings Ltd.	262,300	5,730,533
Erste Group Bank AG	100,750	4,391,150
Industrial & Commercial Bank of China, “H”	1,498,000	791,454
National Australia Bank Ltd.	137,519	2,645,863
NatWest Group PLC	989,063	2,777,620
UBS Group AG	409,319	7,074,019
		$39,299,419
Medical & Health Technology & Services – 0.9%
Sonic Healthcare Ltd.	134,250	$4,034,566

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 0.7%
Koninklijke Philips N.V.	58,539	$2,064,796
Olympus Corp.	40,100	887,371
		$2,952,167
Metals & Mining – 4.4%
ArcelorMittal S.A.	118,783	$3,202,053
Glencore PLC	1,103,682	5,221,813
JFE Holdings, Inc.	53,600	608,767
POSCO	9,279	2,047,572
Rio Tinto PLC	76,054	4,682,664
Tata Steel Ltd.	124,341	1,776,307
Vale S.A.	100,500	1,250,474
		$18,789,650
Natural Gas - Pipeline – 0.3%
Pembina Pipeline Corp.	47,867	$1,416,394
Network & Telecom – 0.6%
LM Ericsson Telephone Co., “B”	235,774	$2,378,277
Other Banks & Diversified Financials – 4.3%
AEON Financial Service Co. Ltd.	95,200	$1,028,421
Chailease Holding Co.	310,000	2,718,897
Hana Financial Group, Inc.	52,933	1,766,684
Julius Baer Group Ltd.	33,041	2,049,084
KB Financial Group, Inc.	36,673	1,630,048
KBC Group N.V.	14,260	1,191,417
Macquarie Group Ltd.	7,210	999,155
Sberbank of Russia PJSC, ADR	237,437	4,015,060
Tisco Financial Group PCL	1,054,000	2,783,767
		$18,182,533
Pharmaceuticals – 7.2%
Bayer AG	83,308	$4,206,234
Kyowa Kirin Co. Ltd.	25,100	700,347
Novartis AG	88,136	7,050,496
Novo Nordisk A.S., “B”	81,698	8,748,174
Roche Holding AG	26,173	10,253,384
		$30,958,635
Precious Metals & Minerals – 0.2%
Impala Platinum Holdings Ltd.	59,301	$754,452
Printing & Publishing – 0.6%
Transcontinental, Inc., “A”	174,669	$2,544,593
Railroad & Shipping – 0.8%
Canadian Pacific Railway Ltd.	12,755	$892,635
Sankyu, Inc.	58,200	2,311,307
		$3,203,942
Real Estate – 1.4%
Ascendas India Trust, REIT	1,086,100	$1,106,357
Goodman Group, REIT	119,614	2,080,615
LEG Immobilien SE	12,568	1,760,292
Tritax Big Box PLC, REIT	389,522	1,231,621
		$6,178,885

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 1.5%
Greggs PLC	58,174	$2,312,007
Yum China Holdings, Inc.	77,375	3,876,488
		$6,188,495
Specialty Chemicals – 1.5%
Linde PLC	11,773	$3,761,860
Nitto Denko Corp.	36,500	2,539,141
		$6,301,001
Specialty Stores – 2.1%
BR Malls Participacoes S.A. (a)	644,500	$905,672
JD.com, Inc., ADR (a)	23,525	1,978,688
NEXT PLC	11,516	1,200,054
Zalando SE (a)	11,928	1,087,178
ZOZO, Inc.	123,700	3,907,242
		$9,078,834
Telecommunications - Wireless – 1.4%
KDDI Corp.	83,900	$2,443,476
Vodafone Group PLC	2,511,452	3,640,110
		$6,083,586
Telephone Services – 0.9%
Hellenic Telecommunications Organization S.A.	127,105	$2,199,006
PT Telekom Indonesia	6,565,300	1,834,374
		$4,033,380
Tobacco – 2.2%
British American Tobacco PLC	122,175	$4,101,284
Imperial Tobacco Group PLC	86,683	1,775,273
Japan Tobacco, Inc.	177,500	3,554,577
		$9,431,134
Trucking – 0.9%
Yamato Holdings Co. Ltd.	166,500	$3,677,016
Utilities - Electric Power – 3.6%
CLP Holdings Ltd.	214,500	$2,097,836
E.ON SE	409,699	5,061,787
Electricite de France S.A.	68,530	962,950
Energisa S.A., IEU	299,700	2,425,065
Iberdrola S.A.	217,909	2,437,178
Terna Participacoes S.A., IEU	380,750	2,440,197
		$15,425,013
Total Common Stocks		$421,634,126
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 0.05% (v)	3,785,040	$3,785,040
Collateral for Securities Loaned – 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03% (j)	2,695,511	$2,695,511

Other Assets, Less Liabilities – (0.1)%		(451,222)
Net Assets – 100.0%		$427,663,455
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,785,040 and $424,329,637, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
IEU	International Equity Unit
PCL	Public Company Limited
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$—	$58,810,770	$—	$58,810,770
United Kingdom	4,093,786	39,176,361	—	43,270,147
France	5,171,914	35,456,175	—	40,628,089
China	24,871,599	15,004,921	—	39,876,520
Canada	34,745,058	—	—	34,745,058
Switzerland	24,943,393	9,123,103	—	34,066,496
South Korea	5,053,624	16,915,527	—	21,969,151
Taiwan	13,530,901	5,226,256	—	18,757,157
Australia	—	18,462,032	—	18,462,032
Other Countries	59,164,862	51,883,844	—	111,048,706
Mutual Funds	6,480,551	—	—	6,480,551
Total	$178,055,688	$250,058,989	$—	$428,114,677
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,933,837	$24,250,299	$27,399,096	$—	$—	$3,785,040
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$343	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2021, are as follows:
Japan	13.8%
United Kingdom	10.1%
France	9.5%
China	9.3%
Canada	8.1%
Switzerland	8.0%
South Korea	5.1%
Taiwan	4.4%
Australia	4.3%
Other Countries	27.4%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.